Financial instruments- Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ 107,442	$ 59,393
Notional amount	1,202,927	792,378
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Fair value	(1,919)	(198)
Notional amount	50,601	42,015
Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	18,722	12,083
Notional amount	153,944
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	88,720	47,508
Notional amount	1,048,983	750,363
Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value		12,083
Notional amount	153,944
Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	56,155	31,039
Notional amount	936,804	670,972
Fair value hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	18,722
Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	34,484	16,469
Notional amount	61,578	79,391
Less than one year
Disclosure Of Hedge Accounting [Line Items]
Notional amount	884,039	427,677
Less than one year | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Notional amount	50,601	42,015
Less than one year | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	884,039	385,662
Less than one year | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	771,860	385,662
Less than one year | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	61,578
One to two years
Disclosure Of Hedge Accounting [Line Items]
Notional amount	87,972	315,082
One to two years | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	87,972	315,082
One to two years | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	87,972	235,691
One to two years | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		79,391
Two to three years
Disclosure Of Hedge Accounting [Line Items]
Notional amount	76,972	49,619
Two to three years | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	76,972	49,619
Two to three years | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	76,972	$ 49,619
Four to five years
Disclosure Of Hedge Accounting [Line Items]
Notional amount	153,944
Four to five years | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	153,944
Four to five years | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 153,944